OPERATING SEGMENT	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
OPERATING SEGMENTS

12.	OPERATING SEGMENTS

		Segment information	2017
			North						Wholesale
			America	International	Retail	Nitrogen	Potash	Phosphate	Other	Wholesale	Other (a)	Total
	Sales	– external	9,874	2,182	12,056	755	386	115	454	1,710	-	13,766
		– inter-segment	47	-	47	254	133	122	140	649	(696)	-
		Total sales	9,921	2,182	12,103	1,009	519	237	594	2,359	(696)	13,766

		Earnings (loss) before finance costs
		and income taxes	716	174	890	209	105	4	99	417	(291)	1,016
		Depreciation and amortization	273	16	289	79	113	17	13	222	19	530
		EBITDA (b)	989	190	1,179	288	218	21	112	639	(272)	1,546

		Earnings from associates and joint
		ventures	7	2	9	-	-	-	30	30	-	39
		Total assets	8,668	1,570	10,238	2,330	3,629	303	702	6,964	740	17,942
		Additions to non-current assets (c)	423	39	462	313	46	226	48	633	8	1,103

		Segment information	2016
			North						Wholesale
			America	International	Retail	Nitrogen	Potash	Phosphate	Other	Wholesale	Other (a)	Total
	Sales	– external	9,565	2,158	11,723	860	280	148	446	1,734	-	13,457
		– inter-segment	43	-	43	284	139	141	130	694	(737)	-
		Total sales	9,608	2,158	11,766	1,144	419	289	576	2,428	(737)	13,457

		Earnings (loss) before finance costs
		and income taxes	676	141	817	329	10	23	139	501	(228)	1,090
		Depreciation and amortization	249	25	274	75	99	16	13	203	16	493
		EBITDA (b)	925	166	1,091	404	109	39	152	704	(212)	1,583

		Earnings (loss) from associates and joint
		ventures	4	2	6	-	-	-	61	61	(1)	66
		Total assets	8,144	1,338	9,482	1,812	3,666	808	675	6,961	520	16,963
		Additions to non-current assets (c)	405	30	435	444	70	46	20	580	5	1,020

  Non-cash share-based payments expense of $69-million (2016 – $55-million) is recorded in our Other segment.
  EBITDA is net earnings (loss) before finance costs, income taxes, depreciation and amortization, and net earnings (loss) from discontinued operations.
  Additions to non-current assets include property, plant and equipment, intangibles and goodwill.

Retail sales by product line	2017	2016
Crop nutrients	4,121	4,310
Crop protection products	4,937	4,684
Seed	1,628	1,462
Merchandise	683	621
Services and other	734	689
	12,103	11,766

Key data by geographic region	2017		2016
		Non-		Non-
		current		current
	Sales (a)	assets (b)	Sales (a)	assets (b)
Canada	2,416	4,829	2,437	4,430
United States	8,978	4,838	8,672	4,898
Europe	178	2	182	5
South America	431	213	396	197
Australia	1,679	260	1,769	222
Egypt	-	238	-	285
Other	84	5	1	3
	13,766	10,385	13,457	10,040
(a)	Sales by location of customers.
(b)	Excludes financial instruments and deferred tax assets.

Our CODM measures performance and allocates resources based on information it considers most relevant in evaluating the results of business units and operating segments relative to other entities that operate in similar industries. The main operating measures the CODM reviews on a regular basis are consolidated, business unit and segment EBITDA. The CODM does not review Retail net earnings information by product line, reflecting how Retail aggregates expenses and net earnings in its accounting records and financial reports. The CODM also does not regularly review (a) financial information aggregated on any other product line or geographic basis or (b) segment finance costs, income taxes or balance sheet information. We have not aggregated any operating segments in determining our reportable segments.

We continually monitor changes in facts and circumstances that could change the composition of our operating segments, as determined by the information regularly reviewed by the CODM.

The accounting policies of segments are the same as the accounting policies described in note 25. We record sales between operating segments at prices equivalent to those charged to third parties. We eliminate such sales on consolidation. We report a non-operating segment, “Other”, for inter-segment eliminations and corporate functions.